Credit Suisse Asset Management Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017

                 ---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.      Suzanne E. Moran
CHAIRMAN OF THE BOARD       INVESTMENT OFFICER
Prof. Enrique R. Arzac      Hal Liebes
DIRECTOR                    SENIOR VICE PRESIDENT
Lawrence J. Fox             Michael A. Pignataro
DIRECTOR                    CHIEF FINANCIAL OFFICER,
                            VICE PRESIDENT AND
James S. Pasman, Jr.        SECRETARY
DIRECTOR                    Maxine C. Evertz
Richard J. Lindquist        ASSISTANT SECRETARY
PRESIDENT AND CHIEF
INVESTMENT OFFICER          Robert M. Rizza
                            VICE PRESIDENT AND
                            TREASURER
                            John L. Hogan
                            ASSISTANT TREASURER

            --------------------------------------------------------

INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

            --------------------------------------------------------

ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

            --------------------------------------------------------

SHAREHOLDER SERVICING AGENT
BankBoston N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001

            --------------------------------------------------------

LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

            --------------------------------------------------------

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103

            --------------------------------------------------------

            --------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

                 ---------------------------------------------

                              THIRD QUARTER REPORT
                               September 30, 2000

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
THIRD QUARTER REPORT - 9/30/00

----------
Dear Shareholders:                                              October 23, 2000

We are writing to report on the activities of Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the quarter ended September 30, 2000 and to discuss our investment strategy.

    On September 30, 2000, the Fund's net asset value ("NAV") was $6.35, compared to an NAV of $6.66 at June 30, 2000. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.12 per share) for the period was -3.0%. For the first nine months of 2000, the Fund returned -5.3%.

    At September 30, 2000, $177.1 million was invested in high yield debt securities; $18.4 million in investment-grade debt securities; $13.0 million in equity securities; and the balance of $3.9 million in cash equivalents. The investment-grade component consisted of short- and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (65.0%) was invested in issues rated B through BBB.

THE MARKET: HIGH YIELD UNDERPERFORMS

    The third quarter was generally a successful period for fixed income securities, which benefited from improving perceptions about the U.S. economy and interest rates. As measured by the 0.8% return generated by the Salomon Smith Barney High-Yield Market Index, however, high yield underperformed most other fixed income sectors.

    Perhaps the most negative influence on high yield was the stock market, which endured bouts of heavy selling throughout the quarter. Stocks' weakness hurt high yield in two ways:

    - Much of the decline in share prices resulted from anxiety that slower U.S. macroeconomic growth would translate into slower growth for corporate earnings. The latter, in turn, tended to raise concerns about the creditworthiness of companies that issue high yield debt.

    - The booming stock market of recent years--along with steadily declining interest rates--had allowed companies to use their own shares as a strong currency with which to attract acquisitions and pay for them. This was particularly true of the many technology and telecommunications companies whose debt is rated below investment-grade. Lower share prices, therefore, meant that these companies could no longer rely on the stock market to help them grow by funding their aggressive acquisition strategies.

    Other elements additionally served to limit high yield's upside. Investors continued to withdraw assets from high yield mutual funds, for example, as they have done in nearly every month this year. According to Chase Securities, such withdrawals totaled around $1.3 billion in the third quarter. An upward spike in oil prices triggered worries about higher inflation, whose potential impact on the economy could be unfavorable for many high yield issuers. And better-quality high yield paper (I.E., issues rated BB) significantly outperformed B-rated securities, which account for the biggest portion (I.E., roughly 50%) of the overall high yield market.

    Activity among investment-grade subcategories was considerably more upbeat. Returns were solidly positive across the investment-grade universe and strongest among long-term Treasury and government agency issues.

    The key to this optimism was a variety of macroeconomic data that, cumulatively, pointed to a much-desired "soft landing" in which economic growth slows down to a more even and sustainable pace. The Federal Reserve appeared to agree, as it left rates unchanged at its monetary policy meetings in late June and late August.

PERFORMANCE: HURT BY CONCENTRATIONS IN B-RATED ISSUES AND TELECOM

    We attribute the Fund's underperformance of the broad high yield market in the quarter primarily to two factors.

    The first was the strength of better-quality paper, since 54% of the Fund was invested in B-rated issues. The second was the pronounced weakness of the telecommunications sector, whose sharp sell-off in the equity market extended into high yield. Telecom has been the Fund's single largest industry exposure for the last few years. Of the five subcategories within telecom (nearly all of which fared poorly), we weighted three more heavily than the market.

    To some extent, our above-average weightings in the gaming and energy sectors, each of which outperformed the market, helped to offset results in B-rated and telecom issues. We also benefited from the Fund's modest exposure to investment-grade corporate bonds and securitized debt.

OUTLOOK: CAUTIOUS DUE TO OFFSETTING POSITIVES AND NEGATIVES

    Our current view on high yield is mixed. On the positive side, valuations have reached levels that are extraordinarily low for periods--like the present--in which the U.S. economy is not highly inflationary or mired in recession. This is largely neutralized, however, by the potentially negative impact of higher energy prices across a broad range of industries, which could hurt corporate profits and creditworthiness. We thus believe that a cautious stance is most appropriate in the near term.

    Given our caution, we have raised the Fund's average credit quality a bit by concentrating new purchases in issues rated B+ or better. We have also restructured the portfolio somewhat, first by allowing our position in telecommunications to decline to market-neutral from above-market as a result of industry consolidation that has taken some securities off the market. In addition, we have increased energy to above-market from neutral and have raised exposure to utilities due to their improving outlook and generally high credit quality. Our other industry preferences remain in cable/media and gaming.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.

    Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ William W. Priest, Jr.

William W. Priest, Jr.
CHAIRMAN OF THE BOARD **

    *Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management, LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Strategic Global Income Fund, Inc.

    **William W. Priest, Jr., who is a Managing Director and Chairman-Americas of Credit Suisse Asset Management, LLC ("CSAM"), joined CSAM in 1972.
Mr. Priest is Director and Chairman of other investment companies advised by CSAM.

CSAM INCOME FUND
SEPTEMBER 30, 2000

TOP TEN HOLDINGS (UNAUDITED)
(as a % of net assets as of 9/30/00)
-----------------------------------------------

 1.   Univision Network Holding L.P. Sub.
        Notes 7.00%, 12/17/02............   0.9%
 2.   Capstar Broadcasting
        Partners, Inc., Sr. Discount
        Notes 0.00%, 2/1/09..............   0.9%
 3.   Meditrust Conv. Debentures 7.50%,
        3/1/01...........................   0.9%
 4.   Telewest Communications plc, Yankee
        Sr. Sub. Discount Debentures
        0.00%, 10/1/07...................   0.8%
 5.   Ainsworth Lumber Co., Ltd. Yankee
        Sr. Secured Notes 12.50%,
        7/15/07..........................   0.8%
 6.   Coinstar, Inc., Sr. Discount Notes
        13.00%, 10/1/06..................   0.8%
 7.   Pagemart Nationwide, Inc. Sr.
        Discount Notes 0.00%, 2/1/05.....   0.7%
 8.   Sprint Spectrum L.P., Sr. Notes
        11.00%, 8/15/06..................   0.7%
 9.   Applied Extrusion Technologies,
        Series B, Sr. Notes 11.50%,
        4/1/02...........................   0.7%
10.   Mrs. Fields Original Cookies, Inc.
        Gtd. Sr. Notes 10.125%,
        12/1/04..........................   0.7%

CREDIT QUALITY BREAKDOWN (UNAUDITED)
(as a % of total investments as of 9/30//00)
---------------------------------------------

AAA/Aaa............................      2.8%
AA/Aa..............................      0.9
A/A................................      1.4
BBB/Baa............................      3.6
BB/Ba..............................      7.8
B/B................................     53.6
CCC/Caa............................     10.2
CC/Ca..............................      0.2
NR.................................     11.6
                                      -------
  Subtotal.........................     92.1
Equities and Other.................      7.9
                                      -------
  Total............................    100.0%
                                      =======

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

SEPTEMBER 30, 2000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
DOMESTIC SECURITIES (93.4%)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
CORPORATE OBLIGATIONS (84.8%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.7%)
      (1)  Decrane Aircraft Holdings
            Series B, Gtd.
            12.00%, 9/30/08               Caa1      $      800   $    748,000
           Lockheed Martin Corp.
            Notes
            7.95%, 12/1/05                Baa3             195        200,407
           Raytheon Co.
            Notes
            6.45%, 8/15/02                Baa2             400        395,458
           United Technologies Corp.
            Notes
            6.625%, 11/15/04                A2             260        258,802
                                                                 ------------
                 GROUP TOTAL                                        1,602,667
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (2.6%)
           Aetna Industries, Inc.
            Sr. Notes
            11.875%, 10/1/06                B3             600        435,000
      (2)  Breed Technologies, Inc.
            Gtd. Sr. Sub. Notes
            9.25%, 4/15/08                Caa3             400             40
      (2)  Cambridge Industries,
            Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 7/15/07                 B3             500        105,000
           Collins & Aikman
            Products Corp.
            Sr. Sub. Notes
            11.50%, 4/15/06                 B3             700        686,000
           Daimler Chrysler NA
            Holdings, Corp.
            Gtd.
            7.40%, 1/20/05                  A1             125        126,214
           Delco Remy
            International, Inc.
            Gtd. Sr. Sub. Notes
            10.625%, 8/1/06                 B2             500        492,500
           Diamond Triumph Auto
            Gtd.
            9.25%, 4/1/08                   B3             500        423,750
           Hayes Lemmerz
            International, Inc.:
            Series B, Gtd. Sr. Notes
            9.125%, 7/15/07                 B2             500        431,250
            8.25%, 12/15/08                 B2             750        611,250
           Motor Coach Industries
            International, Inc.
            Gtd.
            11.25%, 5/1/09                  B2           1,000        735,000
           Oxford Automotive, Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 6/15/07              Caa1           1,375      1,216,875
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
      (2)  Safety Components
            International, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            10.125%, 7/15/07                B3      $      500   $    112,500
           Stanadyne Automotive
            Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 12/15/07              Caa1             400        340,000
                                                                 ------------
                 GROUP TOTAL                                        5,715,379
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (5.1%)
   (2)(3)  Australis Holdings Pty.
            Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 11/1/02                 N/R           3,950            395
   (2)(6)  Australis Media Ltd.
            Yankee Units
            15.75%, 5/15/03                  C           2,412         12,060
      (3)  Capstar Broadcasting
            Partners, Inc.
            Sr. Discount Notes
            0.00%, 2/1/09                   B2           2,000      1,917,500
      (1)  Chancellor Media Corp.
            Sr. Sub. Notes
            9.00%, 10/1/08                  B1             500        551,250
           Cumulus Media, Inc.
            Sr. Sub. Notes
            10.375%, 7/1/08                 B3             800        684,000
           EchoStar
            Communications Corp.
            Sr. Notes
            9.375%, 2/1/09                  B2             750        738,750
           Granite Broadcasting
            Corp.:
            Series A,
            Sr. Sub. Notes
            9.375%, 12/1/05                 B3             300        226,500
            8.875%, 5/15/08                 B3             900        634,500
           Pegasus Media &
            Communications, Inc.
            Series B, Notes
            12.50%, 7/1/05                  B2             250        266,250
           Salem
            Communications Corp.
            Series B, Gtd.
            9.50%, 10/1/07                  B3             600        591,000
           Sinclair Broadcast
            Group, Inc.:
            Sr. Sub. Notes
            10.00%, 9/30/05                 B2             900        895,500
            Gtd. Sr. Sub. Notes
            8.75%, 12/15/07                 B2             350        326,375
           Time Warner
            Telecom, LLC
            Sr. Notes
            9.75%, 7/15/08                  B2             500        457,500
           Turner Broadcasting
            Systems, Inc.
            Sr. Notes
            7.40%, 2/1/04                  Ba1              65         65,323

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
      (3)  United International
            Holdings, Inc.
            Series B,
            Sr. Discount Notes
            0.00%, 2/15/08                  B3      $    1,450   $  1,000,500
           Univision Network
            Holding L.P.
            Sub. Notes
            7.00%, 12/17/02                N/R           1,500      1,995,000
           Young Broadcasting, Inc.
            Series B, Gtd.
            Sr. Sub. Notes
            8.75%, 6/15/07                  B2             865        821,750
                                                                 ------------
                 GROUP TOTAL                                       11,184,153
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.6%)
           Comdisco, Inc.
            Medium Term Notes
            7.23%, 8/16/01                Baa1              35         34,451
           General Binding Corp.
            Gtd. Sr. Sub. Notes
            9.375%, 6/1/08                  B2             250        196,250
           Iron Mountain, Inc.
            Sr. Sub. Notes
            8.75%, 9/30/09                  B3             450        432,000
           Pentacon, Inc.
            Series A, Gtd.
            12.25%, 4/1/09                  B3             250        141,250
           Werner Holdings
            Series A, Gtd.
            10.00%, 11/15/07                B2             450        434,250
                                                                 ------------
                 GROUP TOTAL                                        1,238,201
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (10.8%)
           Adelphia
            Communications Corp.
            Series B, Sr. Notes
            8.375%, 2/1/08                  B1             800        696,000
           CSC Holdings, Inc.:
            Sr. Sub. Notes
            9.875%, 5/15/06                 B1             400        411,000
            Series B,
            Sr. Sub. Debentures
            8.125%, 8/15/09                Ba2             350        348,206
            9.875%, 2/15/13                 B1             850        873,375
           Century
            Communications Corp.:
      (3)   Series B,
            0.00%, 1/15/08                 Ba3             650        266,500
            Sr. Notes
            9.75%, 2/15/02                 Ba3             500        502,500
            8.75%, 10/1/07                 Ba3             400        360,000
           Charter
            Communications Holdings:
            Sr. Notes
            8.625%, 4/1/09                  B2             500        451,250
      (1)   10.25%, 1/15/10                 B2             750        737,813
      (3)   Sr. Discount Notes
            0.00%, 4/1/11                   B2           1,000        587,500
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Classic Cable, Inc.
            Series B, Gtd.
            9.375%, 8/1/09                  B3      $      400   $    326,000
           Coaxial
            Communications, Inc.
            Gtd. Notes
            10.00%, 8/15/06                 B3           1,000        985,000
           Comcast Corp.
            Sr. Sub. Notes
            9.125%, 10/15/06               Ba3             750        784,373
      (3)  Diamond Cable
            Communications plc
            Yankee Discount Notes
            0.00%, 12/15/05               Caa1           1,500      1,417,500
      (3)  DIVA Systems Corp.
            Series B,
            Sr. Discount Notes
            0.00%, 3/1/08                  N/R           3,075      1,399,125
           James Cable Partners L.P.
            Series B, Sr. Notes
            10.75%, 8/15/04                N/R           1,550      1,325,250
           Jones Intercable, Inc.
            Sr. Notes
            7.625%, 4/15/08                Ba2           1,150      1,146,834
           Lenfest
            Communications, Inc.:
            Sr. Notes
            8.375%, 11/1/05                Ba3             500        522,396
            10.50%, 6/15/06                 B2             900      1,017,543
            8.25%, 2/15/08                  B2             200        200,772
           Mediacom LLC/Capital
            Corp.
            Sr. Notes
            7.875%, 2/15/11                 B2             600        531,000
           NTL Communications Corp.:
            Series B, Sr. Notes
      (3)   0.00%, 10/1/08                  B3           1,500        937,500
            11.50%, 10/1/08                 B3             600        582,000
           NTL, Inc.:
            Sr. Notes
      (3)   Series A,
            0.00%, 4/15/05                  B3           1,000      1,010,000
            Series B,
      (3)   0.00%, 2/1/06                   B3           1,050        997,500
            10.00%, 2/15/07                 B3             500        460,000
           Northland Cable
            Television
            Sr. Sub. Notes
            10.25%, 11/15/07               N/R             500        392,500
           Olympus
            Communications, L.P./
            Olympus Capital Corp.
            Series B, Sr. Notes
            10.625%, 11/15/06               B1           1,000      1,000,000
      (3)  Renaissance Media Group
            Sr. Discount Notes
            0.00%, 4/15/08                  B3           1,000        705,000
           Rogers Cablesystems, Ltd.
            Gtd.
            10.00%, 12/1/07                Ba3             450        472,500

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Rogers Communications,
            Inc.
            Sr. Notes
            8.875%, 7/15/07                Ba3      $      200   $    201,250
      (3)  Telewest
            Communications plc
            Yankee Sr. Sub.
            Discount Debentures
            0.00%, 10/1/07                  B1           1,850      1,780,625
           Viacom, Inc.
            Notes
            7.70%, 7/30/10                Baa1             115        117,534
                                                                 ------------
                 GROUP TOTAL                                       23,546,346
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (2.0%)
           Applied Extrusion
            Technologies
            Series B, Sr. Notes
            11.50%, 4/1/02                  B2           1,500      1,481,250
      (1)  Huntsman Corp.
            Sr. Sub. Notes
            9.50%, 7/1/07                   B2             400        322,000
           Huntsman Polymers Corp.
            Sr. Notes
            11.75%, 12/1/04                 B1             900        913,500
      (2)  Laroche Industries, Inc.
            Series B, Sr. Sub. Notes
            9.50%, 9/15/07                  Ca             400         38,000
           Lyondell Chemical Co.
            Series B, Secured Notes
            9.875%, 5/1/07                 Ba3             500        489,375
           NL Industries, Inc.
            Sr. Secured Notes
            11.75%, 10/15/03                B1             250        253,750
      (3)  Sterling Chemical
            Holdings, Inc.
            Sr. Secured
            Discount Notes
            0.00%, 8/15/08                Caa1           1,000        335,000
           Sterling Chemicals, Inc.
            Sr. Sub. Notes
            11.75%, 8/15/06                 B3             434        305,970
           Texas Petrochemical Corp.
            Series B, Sr. Sub. Notes
            11.125%, 7/1/06                N/R             350        292,250
                                                                 ------------
                 GROUP TOTAL                                        4,431,095
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (1.2%)
           AFC Enterprises
            Sr. Sub. Notes
            10.25%, 5/15/07                N/R             400        404,000
      (2)  American Architectural
            Products Corp.
            Gtd. Sr. Notes
            11.75%, 12/1/07               Caa1           1,150        247,250
           Brand Scaffold Services,
            Inc.
            Sr. Notes
            10.25%, 2/15/08                 B3             250        226,250
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Collins & Aikman Floor
            Coverings, Inc.
            Series B, Sr. Sub. Notes
            10.00%, 1/15/07                 B3      $    1,000   $    965,000
           D. R. Horton, Inc.
            Sr. Sub. Notes
            9.75%, 9/15/10                 Ba3             150        146,250
           International Utility
            Structures, Inc.
            Yankee Sr. Sub. Notes
            10.75%, 2/1/08                Caa1             500        362,500
           MMI Products, Inc.
            Series B, Sr. Sub. Notes
            11.25%, 4/15/07                 B2             250        245,625
      (2)  Waxman Industries, Inc.
            Series B, Sr. Notes
            12.75%, 6/1/04                Caa1             600        153,000
                                                                 ------------
                 GROUP TOTAL                                        2,749,875
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.3%)
           Coinstar, Inc.
            Sr. Discount Notes
            13.00%, 10/1/06               Caa1           1,700      1,751,000
           Doskocil
            Manufacturing Co., Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 9/15/07                B3             500        171,250
           Drypers Corp.
            Series B, Sr. Notes
            10.25%, 6/15/07               Caa1             250         41,250
           Fort James Corp.
            Sr. Notes
            6.234%, 3/15/01               Baa3             155        154,036
           Holmes Products Corp.
            Gtd. Sr. Sub. Notes
            9.875%, 11/15/07                B3             800        476,000
           Indesco International,
            Inc.
            Gtd. Sr. Sub. Notes
            9.75%, 4/15/08                  B3             600        225,000
           Jordan Industries, Inc.
            Series B, Sr. Notes
            10.375%, 8/1/07                 B3           1,150      1,086,750
           Packaged Ice, Inc.
            Gtd. Sr. Notes
            9.75%, 2/1/05                   B3             100         87,500
           Playtex Products, Inc.
            Series B, Gtd. Sr. Notes
            8.875%, 7/15/04                 B3             225        225,563
      (1)  Scotts Co.
            Sr. Sub. Notes
            8.625%, 1/15/09                 B2             300        295,500
           Sealy Mattress Co.
            Gtd. Sr. Sub. Notes
            9.875%, 12/15/07                B3             200        195,000
           United Rentals, Inc.
            Sr. Sub. Notes
            9.25%, 1/15/09                  B1             500        455,000
                                                                 ------------
                 GROUP TOTAL                                        5,163,849
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ELECTRONICS (0.8%)
      (1)  Condor Systems, Inc.
            Gtd. Sr. Sub. Notes
            11.875%, 5/1/09                 B3      $      500   $    345,000
           Details, Inc.
            Series B,
            Sr. Sub. Notes
            10.00%, 11/15/05                B3             500        492,500
           Unisys Corp.:
            Sr. Notes
            11.75%, 10/15/04                B1             225        238,781
            7.875%, 4/1/08                  B1             250        230,625
           Viasystems, Inc.:
            Sr. Sub. Notes
            9.75%, 6/1/07                   B3             400        379,000
            Series B,
            Sr. Sub. Notes
            9.75%, 6/1/07                   B3             150        142,125
                                                                 ------------
                 GROUP TOTAL                                        1,828,031
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (6.4%)
           Abraxas Petroleum Corp.
            Series D, Sr. Notes
            11.50%, 11/1/04                 B2           1,085        968,363
           Bellwether
            Exploration Co.
            Gtd. Sr. Sub. Notes
            10.875%, 4/1/07                 B3           1,250      1,212,500
           CMS Energy Corp.
            Sr. Notes
            7.50%, 1/15/09                 Ba3             250        224,369
           Canadian Forest Oil Ltd.
            Gtd. Sr. Sub. Notes
            8.75%, 9/15/07                  B2             450        438,750
           Cliffs Drilling Co.
            Series D,
            Gtd. Sr. Notes
            10.25%, 5/15/03                 B1          1, 100      1,134,375
           Cogentrix Energy, Inc.
            Gtd. Unsecured Notes
            8.75%, 10/15/08                Ba1           1,000      1,007,500
           Continental Resources
            Gtd. Sr. Notes
            10.25%, 8/1/08                  B3             250        226,250
           Contour Energy Co.
            Gtd.
            14.00%, 4/15/03                 B3             901        941,545
           Dominion Resources, Inc.
            Sr. Notes
            8.125%, 6/15/10               Baa1             185        191,519
           Duke Energy Field
            Services
            Notes
            7.50%, 8/16/05                Baa2             115        116,095
           El Paso Energy Corp.
            Sr. Notes
            6.75%, 5/15/09                Baa2             255        242,815
           FPL Group Capital, Inc.
            Gtd.
            6.875%, 6/1/04                  A2             380        376,655
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           First Wave Marine, Inc.
            Gtd. Sr. Notes
            11.00%, 2/1/08                  B3      $    1,000   $    275,000
           Frontier Oil Corp.
            Sr. Notes
            11.75%, 11/15/09                B2             800        816,000
           Giant Industries, Inc.
            Gtd. Sr. Sub. Notes
            9.00%, 9/1/07                   B2             500        466,250
           Gothic Production Corp.
            Series B,
            Gtd. Sr. Secured Notes
            11.125%, 5/1/05                 B3             800        842,000
           H. S. Resources, Inc.:
            Gtd. Sr. Sub. Notes
            9.25%, 11/15/06                 B2             600        603,000
            Sr. Sub. Notes
            9.875%, 12/1/03                 B2             500        505,000
           Key Energy Services, Inc.
            Sr. Sub. Notes
            14.00%, 1/15/09                 B3           1,250      1,428,125
           Keyspan Gas East
            Unsub. Notes
            7.875%, 2/1/10                  A3             230        233,945
           Occidental Petroleum
            Corp.
            Sr. Notes
            7.375%, 11/15/08              Baa3             140        138,424
           Parker Drilling Co.
            Series D, Gtd. Sr. Notes
            9.75%, 11/15/06                 B1             500        501,250
           Phillips Petroleum Co.:
            Notes
            8.50%, 5/25/05                Baa2              35         36,998
            8.75%, 5/25/10                Baa2              55         60,032
           Plains Resources, Inc.
            Series B, Gtd.
            Sr. Sub. Notes
            10.25%, 3/15/06                 B2             375        382,500
           Southwest Royalties, Inc.
            Series B,
            Gtd. Sr. Notes
            10.50%, 10/15/04                B3             500        412,500
           Wiser Oil Co.
            Gtd. Sr. Sub. Notes
            9.50%, 5/15/07                  B2             450        366,750
                                                                 ------------
                 GROUP TOTAL                                       14,148,510
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (2.1%)
           American Skiing Co.
            Series B, Sr. Sub. Notes
            12.00%, 7/15/06                 B3             425        350,625
           Bally Total
            Fitness Holdings
            Series D, Sr. Sub. Notes
            9.875%, 10/15/07                B3             350        334,250
           Booth Creek Ski
            Holdings, Inc.
            Series B, Sr. Sub. Notes
            12.50%, 3/15/07               Caa1           1,000        757,500

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Cinemark U.S.A., Inc.
            Series D, Sr. Sub. Notes
            9.625%, 8/1/08                  B2      $      250   $    118,750
           KSL Recreation Group,
            Inc.
            Series B, Sr. Sub. Notes
            10.25%, 5/1/07                  B2             430        423,550
           Loews Cineplex
            Sr. Sub. Notes
            8.875%, 8/1/08                  B3             900        346,500
           Outboard Marine Corp.
            Series B, Gtd. Sr. Notes
            10.75%, 6/1/08                  B3             500        202,500
   (1)(2)  Premier Cruises, Ltd.
            Gtd. Sr. Notes
            11.00%, 3/15/08                 B3             900         24,750
           Production Resource
            Group,
            LLC/PRG Finance Group
            Gtd. Sr. Sub. Notes
            11.50%, 1/15/08               Caa2             750        228,750
           Regal Cinemas, Inc.
            Sr. Sub. Notes
            9.50%, 6/1/08                 Caa1           1,400        175,000
      (2)  Silver Cinemas, Inc.
            Sr. Sub. Notes
            10.50%, 4/15/05               Caa1           1,900        199,500
           Time Warner, Inc.:
            Debentures
            7.48%, 1/15/08                 Ba1             630        630,101
            Notes
            8.11%, 8/15/06                Baa3              60         62,170
   (1)(5)  Yanknets LLC/Yanknets CP
            Sr. Notes
            12.75%, 3/1/07                  B1             800        792,000
                                                                 ------------
                 GROUP TOTAL                                        4,645,946
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (3.1%)
           Associates Corp.
            Sr. Notes
            6.25%, 11/1/08                 Aa3             400        375,807
           Bank of America Corp.
            Sub. Notes
            7.80%, 2/15/10                 Aa3             345        355,668
           Chase Manhattan Corp.
            Sub. Notes
            7.00%, 11/15/09                 A1             260        255,613
           CIT Group, Inc.
            Unsub. Notes
            7.375%, 3/15/03                 A1              45         45,364
           Citicorp
            Series F, Sub. Notes
            6.375%, 11/15/08                A1             140        132,242
           Conseco Finance Trust III
            Bonds
            8.796%, 4/1/27                 Ba2              55         23,925
           Conseco, Inc.:
            Notes
            6.40%, 2/10/03                Baa3             155        113,925
            9.00%, 10/15/06               Baa3             100         69,500
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Duke Capital Corp.
            Sr. Notes
            7.25%, 10/1/04                  A3      $      380   $    382,780
      (1)  ERAC USA Finance Co.
            Notes
            7.95%, 12/15/09               Baa2              50         49,272
           Enron Corp.
            Notes
            7.875%, 6/15/03               Baa1              60         61,161
           Finova Capital Corp.:
            Notes
            6.55%, 11/15/02               Baa1             155        123,177
            7.25%, 11/8/04                Baa1             135        101,773
           Ford Motor Credit Co.
            Notes
            7.875%, 6/15/10                 A2             290        294,297
           GE Global Insurance
            Notes
            7.50%, 6/15/10                 Aa1             355        359,689
           General Electric Capital
            Corp.
            Notes
            7.00%, 2/3/03                  Aaa             375        377,974
           General Motors Acceptance
            Corp.
            Notes
            7.50%, 7/15/05                  A2             375        380,298
           Goldman Sachs Group, Inc.
            Sr. Unsub. Notes
            7.80%, 1/28/10                  A1             155        158,212
     (1)   John Hancock Global
            Funding II
            Notes
            7.90%, 7/2/10                  Aa2             240        247,634
           Lehman Brothers Holdings,
            Inc.:
            Notes
            6.625%, 4/1/04                Baa1              50         49,043
            8.25%, 6/15/07                  A3              60         62,190
           Long Island Savings Bank
            F. S. B.
            Notes
            7.00%, 6/13/02                Baa3             770        768,597
     (1)   Madison River Capital/
            Finance
            Sr. Notes
            13.25%, 3/1/10                Caa1           1,250      1,006,250
           Morgan Stanley Dean
            Witter & Co.
            Notes
            7.75%, 6/15/05                 Aa3              95         97,906
     (1)   Potomac Capital
            Investment Corp.
            Notes
            7.55%, 11/19/01               Baa1             150        151,047
     (1)   US West Cap Funding, Inc.
            Gtd.
            6.875%, 8/15/01               Baa1             120        119,903

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
     (2)   Westfed Holdings
            Sr. Debentures
            15.50%, 9/15/99                N/R      $    1,750   $    560,000
                                                                 ------------
                 GROUP TOTAL                                        6,723,247
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (2.2%)
           Archibald Candy Corp.
            Gtd. Sr. Secured Notes
            10.25%, 7/1/04                  B2           1,000        560,000
           Aurora Foods, Inc.
            Series B, Sr. Sub.
            Notes
            9.875%, 2/15/07               Caa1             900        715,500
           B & G Foods, Inc.
            Gtd.
            9.625%, 8/1/07                  B3             500        362,500
           Eagle Family Foods
            Series B, Gtd. Sr. Notes
            8.75%, 1/15/08                  B3             450        245,250
           Fleming Companies, Inc.
            Sr. Sub. Notes
            10.50%, 12/1/04                 B3             700        616,000
           International Home Foods,
            Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 11/1/06                B2           1,000      1,075,000
           Kroger Co.
            Sr. Notes
            7.625%, 9/15/06               Baa3             400        400,418
           Premier International
            Foods, plc
            Sr. Notes
            12.00%, 9/1/09                 N/R           1,000        840,000
           Stater Brothers Holdings,
            Inc.
            Sr. Notes
            10.75%, 8/15/06                 B2             500        425,000
                                                                 ------------
                 GROUP TOTAL                                        5,239,668
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (1.5%)
           ICN Pharmaceutical
            Sr. Notes
            8.75%, 11/15/08                Ba3             500        501,250
           Icon Health & Fitness,
            Inc.
            Gtd.
            12.00%, 9/27/05                N/R             222        144,300
           Meditrust
            Conv. Debentures
            7.50%, 3/1/01                 Baa3           2,000      1,905,000
           Oxford Health Plans
            Sr. Notes
            11.00%, 5/15/05               Caa1             340        358,700
      (2)  Paracelsus Healthcare
            Sr. Sub. Notes
            10.00%, 8/15/06                 B3             750        303,750
                                                                 ------------
                 GROUP TOTAL                                        3,213,000
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
INDUSTRIAL GOODS & MATERIALS (2.0%)
           APCOA, Inc.
            Gtd. Sr. Notes
            9.25%, 3/15/08                Caa1      $      430   $    159,100
           Atlantis Plastics, Inc.
            Sr. Notes
            11.00%, 2/15/03                N/R             585        466,567
     (2)   CLARK Material
           Handling Co.
            Gtd. Sr. Notes
            10.75%, 11/15/06                B1             550         85,250
           Elgar Holdings, Corp.
            Gtd.
            9.875%, 2/1/08                  B2             200        115,000
           Haynes International,
            Inc.
            Sr. Notes
            11.625%, 9/1/04                 B3             500        397,500
     (1)   Holley Performance
            Products
            Sr. Notes
            12.25%, 9/15/07                 B2             500        277,500
           International Knife &
            Saw, Inc.
            Sr. Sub. Notes
            11.375%, 11/15/06               B3             750        377,813
           Motors & Gears, Inc.
            Series D, Sr. Notes
            10.75%, 11/15/06                B3           1,400      1,393,000
           Neenah Corp.
            Series B, Sr. Sub. Notes
            11.125%, 5/1/07                 B3             250        195,000
           Park-Ohio Industries,
            Inc.
            Sr. Sub. Notes
            9.25%, 12/1/07                  B2             400        358,000
     (3)   Thermadyne
            Manufacturing, LLC/
            Thermadyne Capital Corp.
            Gtd. Sr. Sub. Notes
            0.00%, 6/1/08                   B3             975        346,125
           Thermadyne Holdings Corp.
            Sr. Discount Notes
            9.875%, 6/1/08                Caa1             300        232,875
                                                                 ------------
                 GROUP TOTAL                                        4,403,730
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (2.4%)
           Algoma Steel, Inc.
            Yankee First Mortgage
            Notes
            12.375%, 7/15/05                B1           1,000        715,000
           Bayou Steel Corp.
            First Mortgage Notes
            9.50%, 5/15/08                  B1             500        382,500
           GS Technologies Operating
            Co.
            Sr. Notes
            12.00%, 9/1/04                Caa1             525         65,625
     (2)   Gulf States Steel, Inc.
            First Mortgage Notes
            13.50%, 4/15/03                 B1           1,050         15,750

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Kaiser Aluminum &
            Chemical Corp.
            Series D, Sr. Notes
            10.875%, 10/15/06               B1      $      675   $    666,563
           Lodestar Holdings, Inc.
            Sr. Notes
            11.50%, 5/15/05               Caa2             800        132,000
           Metallurg, Inc.
            Series B, First Mortgage
            Gtd. Sr. Notes
            11.00%, 12/1/07                 B3             950        764,750
           National Steel Corp.
            Series D,
            First Mortgage Bonds
            9.875%, 3/1/09                 Ba3             750        446,250
           Sheffield Steel Corp.
            Series B,
            First Mortgage Bonds
            11.50%, 12/1/05               Caa2             750        446,250
           WCI Steel, Inc.
            Series B,
            Sr. Secured Notes
            10.00%, 12/1/04                 B2             925        823,250
           Weirton Steel Corp.
            Sr. Notes
            11.375%, 7/1/04                 B2             500        417,500
           Wheeling-Pittsburg Corp.
            Sr. Notes
            9.25%, 11/15/07                 B2             750        341,250
                                                                 ------------
                 GROUP TOTAL                                        5,216,688
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (2.0%)
           AEP Industries, Inc.
            Sr. Sub. Notes
            9.875%, 11/15/07                B2             250        213,750
           AMTROL, Inc.
            Sr. Sub. Notes
            10.625%, 12/31/06               B3             400        355,000
           BPC Holding Corp.
            Series B,
            Sr. Secured Notes
            12.50%, 6/15/06               Caa3           1,023        823,139
           Container Corp. of
            America
            Gtd. Sr. Notes
            9.75%, 4/1/03                   B1             500        505,000
     (3)   Crown Packaging
            Enterprises, Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 8/1/06                  Ca1           2,450            245
           Four M Corp.
            Series B, Sr. Notes
            12.00%, 6/1/06                Caa2             500        475,000
           Gaylord Container Corp.
            Series B, Sr. Notes
            9.75%, 6/15/07                  B3             700        479,500
           Huntsman Packaging Corp.
            Units
            13.00%, 6/1/10                  B3             700        630,000
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Radnor Holdings, Inc.
            Series B, Gtd. Sr. Notes
            10.00%, 12/1/03                 B2      $      500   $    445,000
           Stone Container Finance
            Co.
            Yankee Gtd. Sr. Notes
            11.50%, 8/15/06                 B2             530        548,550
                                                                 ------------
                 GROUP TOTAL                                        4,475,184
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.5%)
           Abitibi-Consolidated,
            Inc.
            Yankee Bonds
            8.55%, 8/1/10                 Baa3             270        275,256
           Ainsworth Lumber Co.,
            Ltd.
            Yankee Sr. Secured Notes
            12.50%, 7/15/07                 B3           1,900      1,776,500
           American Tissue, Inc.
            Series B, Gtd.
            12.50%, 7/15/06                 B3             340        340,000
           Color Spot Nurseries
            Sr. Sub. Notes
            10.50%, 12/15/07              Caa1           1,000        355,000
     (2)   Crown Paper Co.
            Sr. Sub. Notes
            11.00%, 9/1/05                  B3             800        184,000
           Doman Industries, Ltd.
            Yankee Sr. Notes
            8.75%, 3/15/04                Caa1             250        168,750
           QUNO Corp.
            Yankee Sr. Notes
            9.125%, 5/15/05               Baa3             315        325,367
           Repap New Brunswick, Inc.
            Sr. Secured Debentures
            10.625%, 4/15/05                B3             800        828,000
           Riverwood
            International Corp.
            Gtd. Sr. Notes
            10.875%, 4/1/08               Caa1             600        552,000
           SD Warren Co.
            Debentures
            14.00%, 12/15/06               N/R             995      1,096,573
                                                                 ------------
                 GROUP TOTAL                                        5,901,446
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.0%)
           American Lawyer Media
            Holdings, Inc.
            Gtd. Sr. Notes
            9.75%, 12/15/07                 B1             450        427,500
           Ampex Corp.
            Series B, Sr. Notes
            12.00%, 3/15/03                N/R             750        562,500
           Earthwatch, Inc.
            Sr. Discount Notes
            13.00%, 7/15/07                N/R             900        544,500
           Hollinger International
            Publishing
            Gtd. Sr. Notes
            9.25%, 3/15/07                 Ba3           1,000      1,010,000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Lamar Advertising Co.
            Gtd. Sr. Sub. Notes
            9.625%, 12/1/06                 B1      $      250   $    257,188
     (3)   Liberty Group
            Publishing, Inc.
            Sr. Discount Debentures
            0.00%, 2/1/09                 Caa1             600        294,000
           Mentus Media Corp.
            Units
            12.00%, 2/1/03                 N/R           1,795        717,832
     (2)   Premier Graphics, Inc.
            Gtd.
            11.50%, 12/1/05               Caa3           1,500         37,500
           Printpack, Inc.
            Series B, Sr. Sub. Notes
            10.625%, 8/15/06              Caa1             300        292,500
           Tri-State Outdoor Media
            Sr. Notes
            11.00%, 5/15/08                N/R           1,023        890,010
                                                                 ------------
                 GROUP TOTAL                                        5,033,530
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
REAL ESTATE (0.0%)
           EOP Operating, L.P.
            Sr. Notes
            6.375%, 2/15/03               Baa1              65         63,600
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (6.9%)
           American Restaurant
            Group, Inc.
            Gtd. Sr. Secured Notes
            11.50%, 2/15/03                 B3             750        686,250
           AmeriKing, Inc.
            Sr. Notes
            10.75%, 12/1/06                 B3             250        146,250
           Ameristar Casinos
            Series B, Gtd.
            10.50%, 8/1/04                  B3             750        757,500
     (1)   Autotote Corp.
            Sr. Sub. Notes
            12.25%, 8/15/10                 B3             750        765,000
           Aztar Corp.
            Sr. Sub. Notes
            8.875%, 5/15/07                 B1             500        487,500
           Bluegreen Corp.
            Gtd. Sr. Secured Notes
            10.50%, 4/1/08                  B3           1,000        535,000
           Boyd Gaming Corp.
            Sr. Sub. Notes
            9.50%, 7/15/07                  B1             150        141,000
           CapStar Hotel Co.
            Sr. Sub. Notes
            8.75%, 8/15/07                  B1             375        354,375
     (2)   Fitzgeralds Gaming Corp.
            Series B, Gtd. Sr. Notes
            12.25%, 12/15/04              Caa3             500        252,500
           Friendly Ice Cream Corp.
            Gtd. Sr. Notes
            10.50%, 12/1/07                 B1             800        644,000
           HMH Properties
            Series B, Gtd. Sr. Notes
            7.875%, 8/1/08                 Ba2             500        462,500
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Hard Rock Hotel, Inc.
            Sr. Sub. Notes
            9.25%, 4/1/05                   B3      $    1,400   $  1,316,000
           Hollywood Park, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            9.50%, 8/1/07                   B2             675        700,313
           Horseshoe Gaming
            Holdings:
            Series B, Sr. Sub. Notes
            9.375%, 6/15/07                 B2             750        751,875
            8.625%, 5/15/09                 B2             750        738,750
           Intrawest Corp.
            Sr. Notes
            9.75%, 8/15/08                  B1             250        251,250
           Isle of Capri Casinos,
            Inc.
            Sr. Sub. Notes
            8.75%, 4/15/09                  B3             450        420,750
           Lodgian Financing Corp.
            Sr. Sub. Notes
            12.25%, 7/15/09                 B3             500        427,500
           MGM Mirage, Inc.
            Gtd.
            8.50%, 9/15/10                Baa3              80         80,209
     (1)   Majestic Star Casino/LLC
            Secured Notes
            10.875%, 7/1/06                 B2             500        442,500
           Mandalay Resort Group
            Sr. Sub. Notes
            9.25%, 12/1/05                 Ba3             150        149,250
           Mohegan Tribal Gaming
            Authority
            Sr. Notes
            8.125%, 1/1/06                 Ba2             900        883,125
     (1)   Park Place Entertainment
            Corp.
            Sr. Sub. Notes
            9.375%, 2/15/07                Ba2             500        510,000
           Prime Hospitality Corp.
            Secured First Mortgage
            Notes
            9.25%, 1/15/06                 Ba2             850        854,250
           Romacorp, Inc.
            Sr. Notes
            12.00%, 7/1/06                  B3             750        423,750
           Sante Fe Hotel, Inc.
            Gtd. First Mortgage
            Notes
            11.00%, 12/15/00              Caa2             704        707,520
           Station Casinos
            Sr. Sub. Notes
            9.75%, 4/15/07                  B2           1,400      1,403,500
                                                                 ------------
                 GROUP TOTAL                                       15,292,417
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (3.7%)
     (3)   Advance Holdings Corp.
            Series B,
            Sr. Discount Debentures
            0.00%, 4/15/09                Caa2           1,500        585,000
           Advance Stores Co.
            Gtd. Sr. Sub. Notes
            10.25%, 4/15/08               Caa1           1,000        785,000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Dairy Mart Convenience
            Stores, Inc.
            Sr. Sub. Notes
            10.25%, 3/15/04                 B3      $      275   $    185,625
           Finlay Enterprises, Inc.
            Sr. Debentures
            9.00%, 5/1/08                   B2             400        366,000
           Finlay Fine Jewelry Corp.
            Gtd. Sr. Notes
            8.375%, 5/1/08                 Ba3           1,050        971,250
           Flooring America, Inc.
            Series B, Gtd.
            9.25%, 10/15/07               Caa1             518         80,244
     (2)   Jitney-Jungle Stores of
            America, Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 9/15/07                B3             300          3,750
           Jo-Ann Stores, Inc.
            Sr. Sub. Notes
            10.375%, 5/1/07                 B2             250        213,750
           Kmart Corp.
            Debentures
            7.75%, 10/1/12                 Ba2           1,175        906,536
           Mrs. Fields Holding, Co.
            Sr. Discount Notes
            14.00%, 12/01/05              Caa2           1,750        787,500
     (1)   Mrs. Fields Original
            Cookies, Inc.
            Gtd. Sr. Notes
            10.125%, 12/1/04                B2           1,650      1,443,750
           Pantry, Inc.
            Sr. Sub. Notes
            10.25%, 10/15/07                B3             550        533,500
           Safelite Glass Corp.
            Series B, Sr. Sub. Notes
            9.875%, 12/15/06                Ca           1,500         18,750
           Saks, Inc.:
            Gtd.
            7.00%, 7/15/04                Baa3              90         58,050
            8.25%, 11/15/08               Baa3              80         48,000
           Wal-Mart Stores, Inc.:
            Sr. Notes
            6.55%, 8/10/04                 Aa2             250        249,717
            6.875%, 8/10/09                Aa2             215        212,839
                                                                 ------------
                 GROUP TOTAL                                        7,449,261
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (19.2%)
     (3)   Alamosa PCS Holdings,
            Inc.
            Gtd.
            0.00%, 2/15/10                Caa1             400        218,000
     (3)   COLT Telecom Group, plc
            Yankee Units
            0.00%, 12/15/06                 B1             400        706,000
     (3)   Call-Net Enterprises,
            Inc.
            Sr. Discount Notes
            0.00%, 5/15/09                  B2             500        152,500
     (3)   Clearnet Communications,
            Inc.
            Yankee Sr. Discount
            Notes
            0.00%, 12/15/05                 B3           1,050      1,107,750
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

     (1)   Colo.Com
            Units
            13.875%, 3/15/10               N/R      $      400   $    410,000
           Concentric Network Corp.
            Units
            12.75%, 12/15/07               N/R             750        753,750
           Cox Communications, Inc.
            Notes
            7.875%, 8/15/09               Baa2             175        177,625
     (3)   DTI Holdings, Inc.
            Units
            0.00%, 3/1/08                  N/R           1,850        814,000
           Dobson/Sygnet
            Communications Co.
            Sr. Notes
            12.25%, 12/15/08               N/R           1,300      1,303,250
           Dolphin Telecom plc:
     (3)    Sr. Discount Notes
            0.00%, 6/1/08                 Caa1             750        153,750
            Series B, Yankee
            Sr. Discount Notes
            14.00%, 5/15/09               Caa1             700        143,500
     (3)   e. spire Communications,
            Inc.
            Sr. Discount Notes
            0.00%, 11/1/05                 N/R           2,700      1,363,500
           Exodus Communications,
            Inc.
            Sr. Notes
            11.25%, 7/1/08                 N/R             550        548,625
     (3)   Focal Communications
            Corp.
            Sr. Discount Notes
            0.00%, 2/15/08                 N/R           1,400        665,000
     (3)   GST USA, Inc.
            Gtd. Sr. Discount Notes
            0.00%, 12/15/05                N/R           1,800        747,000
     (1)   GT Group Telecom
            Sr. Discount Notes
            13.25%, 2/1/10                 N/R             300        130,500
           Global Crossing Holdings,
            Ltd.
            Gtd. Sr. Notes
            9.625%, 5/15/08                N/R           1,100      1,105,500
           Globalstar,
            L.P./Globalstar
            Capital Corp.:
            Sr. Notes
            10.75%, 11/1/04                 B3           1,000        285,000
            11.25%, 6/15/04               Caa1             200         61,000
            11.50%, 6/1/05                  B3             500        147,500
     (3)   Golden Sky DBS, Inc.
            Series B, Sr. Discount
            Notes
            0.00%, 3/1/07                 Caa1             250        176,250
     (3)   Hyperion
            Telecommunications, Inc.
            Series B, Sr. Discount
            Notes
            0.00%, 4/15/03                  B3             450        376,875
     (3)   ICG Holdings, Inc.:
            Gtd. Sr. Discount Notes
            0.00%, 9/15/05                  B3             650        146,250
            0.00%, 5/1/06                   B3             600        123,000
            0.00%, 3/15/07                  B3           1,750        323,750

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
     (3)   ICG Services, Inc.:
            Gtd. Sr. Discount Notes
            0.00%, 2/15/08                 N/R      $      500   $     72,500
            0.00%, 5/1/08                  N/R           1,350        189,000
           ITC Delta Com, Inc.
            Sr. Notes
            11.00%, 6/1/07                  B2             259        234,395
           Insight Midwest/Insight
            Capital
            Sr. Notes
            9.75%, 10/1/09                  B1             650        658,125
     (1)   Interact Operating Co.
            Notes
            14.00%, 8/1/03                 N/R             544        108,765
           Intermedia
            Communications, Inc.
            Sr. Notes
            8.875%, 11/1/07                 B2             200        192,000
           KMC Telecom Holdings,
            Inc.
            Sr. Notes
            13.50%, 5/15/09               Caa2             500        347,500
     (3)   Knology Holdings, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                N/R           1,000        515,000
           Level 3 Communications,
            Inc.:
            Sr. Notes
            9.125%, 5/1/08                  B3           1,050        913,500
      (3)   Sr. Discount Notes
            0.00%, 12/1/08                  B3           1,000        595,000
           McLeod USA, Inc.:
      (3)   Sr. Discount Notes
            0.00%, 3/1/07                   B2             800        660,000
            Sr. Notes
            9.25%, 7/15/07                  B2             400        375,000
            9.50%, 11/1/08                  B2           1,000        940,000
           Metromedia Fiber Network,
            Inc.
            Series B, Sr. Notes
            10.00%, 11/15/08                B2             500        470,000
           Metromedia International
            Group
            Series B, Sr. Discount
            Notes
            10.50%, 9/30/07                N/R           2,635      1,238,259
           MetroNet Communications
            Corp.:
            Sr. Discount Notes
            10.75%, 11/1/07                  B           1,100        964,242
     (3)    0.00%, 6/15/08                  B3           1,000        817,008
           Microcell
            Telecommunications, Inc.
            Series B, Yankee
            Sr. Discount Notes
            14.00%, 6/1/06                  B3             470        453,550
     (3)   Millicom International
            Cellular
            Yankee Sr. Sub.
            Discount Notes
            0.00%, 6/1/06                 Caa1             850        735,250
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           NEXTLINK Communications,
            Inc.:
      (3)   Sr. Discount Notes
            0.00%, 4/15/08                  B3      $    1,700   $  1,003,000
            Sr. Notes
            12.50%, 4/15/06                 B3             350        343,875
            10.75%, 11/15/08                B3             500        465,000
     (3)   Nextel Communications,
            Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                  B2           1,700      1,304,750
           Orange plc
            Sr. Notes
            9.00%, 6/1/09                   B3             100        104,500
           Orbital Imaging Corp.
            Series B, Sr. Notes
            11.625%, 3/1/05                N/R             500        177,500
           Orion Network Systems,
            Inc.
            Gtd. Sr. Notes
            11.25%, 1/15/07                 B2             500        262,500
           PSINet, Inc.
            Sr. Notes
            11.50%, 11/1/08                 B3           1,050        708,750
     (3)   Pagemart Nationwide, Inc.
            Sr. Discount Notes
            0.00%, 2/1/05                   B3           1,750      1,618,750
           Pegasus Communications
            Corp.
            Series B, Sr. Notes
            12.50%, 8/1/07                  B3             750        791,250
     (3)   Qwest Communications
            International, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                 B2           1,100        963,659
           RCN Corp.:
      (3)   Series B, Sr. Discount
            Notes
            0.00%, 2/15/08                  B3             900        436,500
            Sr. Notes
            10.125%, 1/15/10                B3             500        357,500
           RSL Communications plc:
            Yankee Gtd. Sr. Notes
            9.125%, 3/1/08                  B3             200         41,000
            10.50%, 11/15/08                B3             250         61,250
            9.875, 11/15/09                 B2           1,100        258,500
           Rhythms Netconnections,
            Inc.
            Sr. Notes
            12.75%, 4/15/09                 B3             250        163,750
            Units
            13.00%, 5/15/08                N/R           1,500        577,500
           Rogers Cablesystems, Ltd.
            Series B,
            Yankee Sr. Secured 2nd
            Priority Notes
            10.00%, 3/15/05                Ba3             250        262,500
           Rogers Cantel, Inc.
            Yankee Sr. Secured
            Debentures
            9.375%, 6/1/08                 Ba3             350        362,250
           Sprint Capital Corp.
            Medium Term Notes
            6.50%, 11/15/01               Baa1             300        299,102

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Sprint Spectrum L.P./
            Sprint Spectrum Finance
            Corp.
            Sr. Notes
            11.00%, 8/15/06                 B2      $    1,500   $  1,612,130
           Star Choice
            Communications, Inc.
            Yankee Sr. Notes
            13.00%, 12/15/05               N/R             500        542,500
           Startec Global
            Communications Corp.
            Units
            12.00%, 5/15/08                N/R             750        596,250
           Telesystem International
            Wireless
            Series B, Sr. Discount
            Notes
            13.25%, 6/30/07               Caa1             500        312,500
           Teligent, Inc.
            Sr. Notes
            11.50%, 12/1/07               Caa1             750        341,250
   (1)(3)  Tritel PCS, Inc.
            Sr. Discount Notes
            0.00%, 5/15/09                  B3             500        340,000
      (3)  Triton PCS, Inc.
            Gtd.
            0.00%, 5/1/08                   B3             800        604,000
      (1)  US Unwired, Inc.
            Series B, Gtd.
            13.375%, 11/1/09              Caa1             700        378,000
           Viatel, Inc.:
            Sr. Notes
            11.25%, 4/15/08               Caa1             850        395,250
     (1)    11.50%, 3/15/09                 B3           1,001        465,339
           Voicestream Wireless
            Sr. Notes
            10.375%, 11/1/09                B2             500        542,500
           Western Wireless Corp.
            Sr. Sub. Notes
            10.50%, 2/1/07                  B3             350        362,250
           Williams Communications
            Group, Inc.:
            Sr. Notes
            10.70%, 10/1/07                 B2             400        375,000
            10.875%, 10/1/09                B2             500        460,000
           Winstar Communications,
            Inc.
            Sr. Notes
            12.75%, 4/15/10                 B3             750        547,500
           Worldcom, Inc.
            Sr. Notes
            7.55%, 4/1/04                   A3             110        111,287
     (1)   Worldwide Fiber, Inc.
            Sr. Notes
            12.00%, 8/1/09                  B3             800        716,000
                                                                 ------------
                 GROUP TOTAL                                       41,884,111
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

TEXTILES/APPAREL(1.3%)
           Galey & Lord, Inc.
            Gtd.
            9.125%, 3/1/08                  Ca      $      500   $    320,000
           Phillips-Van Heusen Corp.
            Sr. Sub. Notes
            9.50%, 5/1/08                   B1             800        756,000
           Pillowtex Corp.
            Gtd. Sr. Sub. Notes
            10.00%, 11/15/06                B2             500         87,500
           Simmons Co.
            Series B, Sr. Sub. Notes
            10.25%, 3/15/09                 B3             650        624,000
           Tropical Sportswear
            International
            Series A, Gtd. Sr. Notes
            11.00%, 6/15/08                 B3             600        567,000
           William Carter Co.
            Series A, Sr. Sub. Notes
            10.375%, 12/1/06                B3             500        485,625
                                                                 ------------
                 GROUP TOTAL                                        2,840,125
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION(1.4%)
           AirTran Airlines, Inc.
            Yankee Sr. Notes
            10.50%, 4/15/01                N/R           1,000        980,000
     (2)   Golden Ocean Group, Ltd.
            Gtd. Sr. Notes
            10.00%, 8/31/01                 B3           1,148        187,985
           Hermes Europe
            Railtel B.V.
            Sr. Notes
            11.50%, 8/15/01                 B3           1,000        505,000
           Norfolk Southern Corp.
            Notes
            7.875%, 2/15/04               Baa1             260        265,046
     (2)   Pegasus Shipping
            (Hellas), Ltd.
            Series A, First
            Preferred
            Ship Mortgage Notes
            11.875%, 11/15/04               B3             300        103,500
           Sea Containers, Ltd.
            Yankee Sr. Notes
            10.75%, 10/15/06               Ba3             500        402,500
           Trans World Airlines,
            Inc.
            Sr. Notes
            11.375%, 3/1/06               Caa1           1,500        609,375
                                                                 ------------
                 GROUP TOTAL                                        3,053,406
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $239,170,884)                                             187,043,465
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
GOVERNMENT & AGENCY SECURITIES (0.8%)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.3%)
           Various Pools:
            7.125%, 2/15/05                Aaa      $      100   $    102,238
            STRIPS, Series H, Class
            2
            11.50%, 5/1/09                 Aaa             438        478,671
                                                                 ------------
                 GROUP TOTAL                                          580,909
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.0%)
           Various Pools:
            10.50%, 9/15/15                Aaa              33         35,295
            10.50%, 12/15/15               Aaa               3          3,289
            10.50%, 3/15/16                Aaa              25         26,983
            10.50%, 8/15/16                Aaa              33         35,795
                                                                 ------------
                 GROUP TOTAL                                          101,362
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
UNITED STATES TREASURY NOTES (0.5%)
            6.625%, 4/30/02                Aaa             600        604,875
            6.25%, 7/31/02                 Aaa             125        125,469
            7.25%, 5/15/04                 Aaa             230        239,847
            5.75%, 8/15/10                 Aaa              95         94,644
                                                                 ------------
                 GROUP TOTAL                                        1,064,835
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $1,714,662)                                                 1,747,106
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
           Aames Mortgage Trust
            Series 00-1, Class A 4F
            7.76%, 1/25/29                 Aaa             135        134,979
           Commercial Mortgage
            Asset Trust
            Series 1999, Class A 3
            6.64%, 9/17/10                 Aaa             310        301,863
           GMAC Commercial
            Mortgage Securities,
            Inc.:
            6.853%, 9/15/06                Aaa              80         79,779
            6.945%, 9/15/33                Aaa             550        542,160
     (7)   Korea Asset Funding Ltd.
            Series 2000-1A, Class 1
            8.8912%, 2/10/09              Baa2              50         50,125
           Nomura Asset Securities
            Corp.
            Series 1998-D6, Class
            A1B6
            6.59%, 3/17/28                 Aaa             310        301,039
--------------------------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $1,451,949)                                                 1,409,945
                                                                 ------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

ASSET BACKED OBLIGATIONS (1.4%)
--------------------------------------------------------------------------------------------
-----------------
           Chase Credit
            Card Master Trust
            Series 1999-3, Class A
            6.66%, 1/15/07                 Aaa      $      420   $    419,213
     (1)   Constellation Finance,
            LLC
            Series 1997-1, Class 1
            9.80%, 12/15/02                N/R             250        238,750
           Contimortgage Home
            Equity Loan Trust
            7.22%, 1/15/28                 Aaa             125        124,388
           Green Tree Recreational,
            Equipment & Consumer
            Trust, Consumer Products
            &
            Equipment Retail
            Installment
            Sale Contracts
            Series 1997-C, Class
            A-1,
            6.49%, 2/15/18                 N/R             318        315,578
           MBNA Master
            Credit Card Trust:
            Series 1999-G, Class A
            6.35%, 12/15/06                Aaa             130        128,478
            Series 1997-I, ClassA
            6.55%, 1/15/07                 Aaa             160        159,143
            Series 1999-J, Class A
            7.00%, 2/15/12                 Aaa             310        311,313
           Peco Energy Transition
            Trust
            Series 1999-A, Class A7
            6.13%, 3/1/09                  Aaa             335        314,900
            Series 2000-A, Class A4
            7.65%, 3/1/10                  Aaa             290        298,757
           Prudential Securities
            Secured Financing Corp.
            Series 1999-C2, Class A2
            7.193%, 4/15/09                Aaa             385        385,900
           Residential Asset
            Securities Corp.
            Series 1999-KS3, Class
            AI2
            7.075%, 9/25/20                Aaa             125        124,570
           UCFC Home Equity Loan:
            Series 1996-B1, Class A7
            8.20%, 9/15/27                 Aaa             110        111,375
            Series 1998-A, Class A7
            6.87%, 7/15/29                 Aaa              50         46,844
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $3,001,381)                                                 2,979,209
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                                    Shares/
                                                     Units
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (1.3%)
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
   (1)(4)  OpTel, Inc.                                 1,000            10
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------

                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------
--------------------------------------------------------------------------
CONSUMER PRODUCTS & SERVICES (0.0%)
      (4)  Crown Packaging Enterprises, Ltd.         253,746   $     2,537
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (0.1%)
   (4)(6)  Premier Cruises, Ltd.                      66,653       174,964
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(4)(5)(6)  Westfed Holdings, Inc.
           Class B (acquired 9/20/88, cost $383)      12,670             0
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.0%)
   (1)(4)  Specialty Foods Corp.                      30,000           300
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (4)  Sheffield Steel Corp.                       6,250            63
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.0%)
(1)(4)(6)  Mail-Well, Inc.                            21,306       106,974
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
      (4)  Elsinore Corp.                             31,000        27,125
   (1)(4)  Motels of America, Inc.                       500         8,000
                                                               -----------
                GROUP TOTAL                                         35,125
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (0.3%)
      (4)  Pathmark Stores, Inc.                      58,681       726,177
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.9%)
      (4)  CompleTel Europe N.V.                      32,500       231,563
      (4)  e. spire Communications, Inc.              28,337        83,240
      (4)  ICG Communications, Inc.                    2,145           938
      (4)  Intermedia Communications, Inc.             7,729       228,006
      (4)  Loral Space & Communications, Co.             302         1,850
   (1)(4)  Spanish Broadcasting System, Inc.
            Class B                                  107,100     1,271,813
      (4)  UnitedGlobalCom, Inc.
            Class A                                    2,058        61,740
      (4)  Viatel, Inc.                                  182         1,866
                                                               -----------
                GROUP TOTAL                                      1,881,016
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $1,706,787)                                              2,927,166
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (3.7%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.5%)
      (4)  GPA Group plc
            7% Second Preferred Cum. Conv.         2,125,000     1,190,000
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.4%)
           Benedek Communications Corp.
            11.50% Sr. Exchangeable                      150        84,375
      (4)  Pegasus Communications Corp.:
            12.75% Cum. Exchangeable,
            Series A                                     110       115,500
            Units                                        250       308,438
                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------
--------------------------------------------------------------------------

      (4)  Source Media, Inc.
            13.50% Units                              79,237   $   435,804
                                                               -----------
                GROUP TOTAL                                        944,117
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.6%)
           Adelphia Communications Corp.
            13% Cum. Exchangeable, Series B            5,000       496,250
      (4)  DIVA Systems Corp.
            Series D                                  56,913       796,782
            13% Exchangeable, Series B                     1           484
                                                               -----------
                GROUP TOTAL                                      1,293,516
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.1%)
      (1)  Deutsche Bank Capital Funding Tr I
            7.872% Non-cumulated                     120,000       114,353
           Lehman Brothers Holdings:
            5.67%                                      1,100        42,900
            5.94%, Series C                              500        21,250
   (5)(6)  Westfed Holdings, Inc.
            Class A (aquired 9/20/88-6/18/93,
            cost $3,611,992)                          42,759        42,759
                                                               -----------
                GROUP TOTAL                                        221,262
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.1%)
   (1)(4)  International Utility Structures,
            Inc.:
            13% Units                                    150       105,375
            14% Units                                     39         2,457
                                                               -----------
                GROUP TOTAL                                        107,832
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.3%)
           Earthwatch, Inc.
            8.50% Conv. Preferred                     44,185        11,046
      (4)  Interact Electronic Marketing
            14% Conv. Preferred                          950       133,000
           Primedia, Inc.
            10% Cum. Exchangeable, Series D            5,000       471,250
                                                               -----------
                GROUP TOTAL                                        615,296
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
           AmeriKing, Inc.
            13% Cum. Exchangeable                     23,453        99,675
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.7%)
           e. spire Communications, Inc.
            12.75%                                       348        59,160
           Intermedia Communications, Inc.:
            13.50% Exchangeable, Series B                384       370,560
            7% Jr. Convertible, Series E              44,000     1,155,000
           NEXTLINK Communications, Inc.
            14% Cum. Exchangeable                     15,375       680,344
           Nextel Communications, Inc.
            13% Exchangeable, Series D                 1,166     1,238,875
           Rural Cellular Corp.
            11.375% Sr. Exchangeable                     317       286,093
                                                               -----------
                GROUP TOTAL                                      3,790,032
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------

                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------
--------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (Cost $12,592,679)                                           $ 8,261,730
                                                               -----------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
RIGHTS (0.0%)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
           Abraxas Petroleum Corp.
            expiring 12/21/00                         92,408        23,102
      (4)  Terex Corp.
            expiring 5/15/02                           6,000        84,000
--------------------------------------------------------------------------------------------
-----------------
TOTAL RIGHTS
  (Cost $0)                                                        107,102
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
WARRANTS (0.8%)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
      (4)  Ampex Corp.
            expiring 3/15/03                          25,500           255
      (4)  Arcadia Financial, Ltd.
            expiring 3/15/07                             475             0
   (1)(4)  Australis Holdings Pty. Ltd.
            expiring 10/30/01                          2,250            23
      (4)  CHC Helicopter Corp.
            expiring 12/15/00                          6,000         6,000
   (4)(6)  CHI Energy, Inc.:
            Series B, expiring 11/6/03                7, 578        18,195
            Series C, expiring 11/8/05                 4,919        11,811
     (4)   Crown Packaging
            Holdings, Ltd.
            expiring 11/1/03                           2,000            20
      (4)  Dairy Mart Convenience Stores, Inc.
            expiring 12/1/01                          11,665         4,083
      (4)  Decrane Aircraft Holdings
            expiring 9/30/08                             800           800
   (1)(4)  DIVA Systems Corp.:
            expiring 5/15/06                           1,925     1,058,750
            expiring 3/1/08                            9,225       129,150
   (1)(4)  DTI Holdings, Inc.
            expiring 3/1/08                            9,250         1,110
      (4)  GT Group Telecom, Inc.
            expiring 2/1/10                              300        19,500
      (4)  Golden Ocean Group, Ltd.
            expiring 8/31/01                           1,032             0
      (4)  HF Holdings, Inc.
            expiring 9/27/09                           9,752        97,520
      (4)  Interact Electronic Marketing
            expiring 12/31/09                            950            10
   (1)(4)  Interact Systems, Inc.
            expiring 8/1/03                              750             0
      (4)  Isle of Capri Casinos, Inc.
            expiring 5/3/01                            2,646           357
   (1)(4)  Key Energy Services
            expiring 1/15/09                           1,250        75,000
      (4)  McCaw International, Ltd.
            expiring 4/15/07                           1,000        20,000
   (1)(4)  Mentus Media Corp.
            expiring 2/1/08                            3,757            38
   (1)(4)  Mrs. Fields Holding
            expiring 12/1/05                           1,750        17,500
      (4)  PLD Telekom, Inc.
            expiring 6/1/06                            1,610        16,100
                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------
--------------------------------------------------------------------------
      (4)  Source Media, Inc.
            expiring 11/1/07                          30,731   $    89,120
   (1)(4)  Star Choice Communications, Inc.
            expiring 12/5/05                          11,580        96,015
      (4)  Startec Global Communications Corp.
            expiring 5/15/08                             750           263
      (4)  USN Communications, Inc.
            expiring 8/15/04                           7,600             0
      (4)  Wright Medical Technology
            expiring 6/30/03                             618             0
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $3,072,415)                                              1,661,620
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $262,710,757)                                          206,137,343
                                                               -----------
--------------------------------------------------------------------------
--------------------------------------------------------------------------

                                                      Face
                                      Moody's        Amount
                                      Ratings        (000)
--------------------------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (1.1%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (1.0%)
--------------------------------------------------------------------------------------------
-----------------
FINLAND (0.1%)
      (7)  Okobank Perpetual
            Medium Term Notes
            5.739%, 3/29/49              A3          USD  $140        137,725
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
FRANCE (0.1%)
      (7)  Credit Lyonnais Paris
            Sub. Notes
            6.563%, 9/19/49            Baa2          USD   210        204,750
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.5%)
   (1)(3)  CompleTel Europe N.V.
            Yankee Gtd.
            0.00%, 2/15/09             Caa2          USD   650        325,000
      (1)  United Pan-Europe N.V.
            Sr. Notes
            10.875%, 8/1/09              B2          USD   850        726,750
                                                                 ------------
                 GROUP TOTAL                                        1,051,750
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
POLAND (0.3%)
      (1)  PTC International
            Finance B.V.
            Yankee Gtd.
            10.75%, 7/1/07               B2          USD   350        245,875
           PTC International
            Finance II SA
            Gtd.
            11.25%, 12/1/09              B2          USD   500        495,000
                                                                 ------------
                 GROUP TOTAL                                          740,875
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------

                                                      Face
                                      Moody's        Amount
                                      Ratings        (000)          Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $2,382,358)                                              $  2,135,100
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS (0.1%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (0.1%)
           Republic of Argentina
            Series B, Gtd.
            Zero Coupon, 4/15/01        Ba3          USD  $125        119,844
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
POLAND (0.0%)
           Republic of Poland:
            Bonds
            3.50%, 10/27/24            Baa1          USD   110         70,125
            4.00%, 10/27/24            Baa1          USD    30         20,475
                                                                 ------------
                 GROUP TOTAL                                           90,600
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
                   (Cost $209,434)                                    210,444
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
TOTAL FOREIGN SECURITIES
                 (Cost $2,591,792)                                  2,345,544
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
TIME DEPOSITS (1.8%)
                 (Cost $3,920,000)                                  3,920,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------


                                                                    Value
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (96.3%)
               (Cost $269,222,549)                               $212,402,887
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES (3.7%)
                                                                    8,078,619
                                                                 ------------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
           Applicable to 34,708,369 issued and outstanding
            $.001 par value shares (authorized 100,000,000
            shares)                                              $220,481,506
                                                                 ============
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
N/R -- Not Rated
STRIPS -- Separate Trading of Registered Interest and Principal Securities.
 (1)  144A Security. Certain conditions for public sale may exist.
 (2)  Defaulted security.
 (3)  Step Bond -- Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (4)  Non-income producing security.
 (5)  Restricted as to private and public resale. Total cost of restricted securities at September 30, 2000 aggregated $3,612,375. Total market value of restricted securities owned at September 30, 2000 was $42,759 or 0.02% of net assets.
 (6)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of
      Directors.
 (7)  Floating Rate -- The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at
      September 30, 2000.

DESCRIPTION OF INVESTLINK-SM-* PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by BankBoston, N.A., not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). BankBoston, N.A., will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

    BankBoston, N.A., as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts.

Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.

    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(888) 697-8026. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: BankBoston, N.A., InvestLink Program, P.O. Box 8040, Boston, MA 02266-8040.

------------------------------------------------------
*InvestLink is a service mark of Boston EquiServe Limited Partnership

        4946-QR-00